Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Loss per Share
Computation of basic and fully diluted weighted average shares outstanding and loss per share of common stock

The following sets forth the computation of basic and fully diluted weighted average shares outstanding and loss per share of common stock for the periods indicated (unaudited, in thousands except for per share amounts):

	Three Months Ended December 31, 2013	Three Months Ended December 31, 2012	Nine Months Ended December 31, 2013	Nine Months Ended December 31, 2012	Cumulative from August 5, 2010 (Inception) through December 31, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Numerator
Net loss attributable to Prospect Global Resources Inc.	$(20,585)	$(34,085)	$(37,930)	$(62,764)	$(198,184)
Undeclared Preferred Stock Dividends	(467)	—	(467)	—	(467)
Net loss applicable to common shares for basic and diluted earnings per share	(21,052)	(34,085)	(38,397)	(62,764)	(198,651)
Denominator
Weighted average number of common shares outstanding — basic	4,203	1,286	2,820	1,058	1,393
Dilution effect of restricted stock and warrants	—	—	—	—	—
Weighted average number of common shares outstanding — fully diluted	4,203	1,286	2,820	1,058	1,393
Basic and fully diluted loss per share of common stock	$(5.01)	$(26.50)	$(13.62)	$(59.32)	$(142.61)

	Year Ended March 31, 2013	Year Ended March 31, 2012	Cumulative from August 5, 2010 (Inception) through March 31, 2013
	(thousands, except per share amounts)
Net loss attributable to Prospect Global Resources Inc.	$(79,854)	$(63,566)	$(160,254)
Weighted average number of common shares outstanding — basic	1,155	560	716
Dilution effect of restricted stock and warrants	—	—	—
Weighted average number of common shares outstanding — fully diluted	1,155	560	716
Loss per share of common stock:
Basic and fully diluted loss per share of common stock	$(69.14)	$(113.51)	$(223.82)